Intangible Assets (Tables)	12 Months Ended
Jun. 30, 2013
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule Of Finite Lived Intangible Assets [Table Text Block]
Intangible assets consist of the following as of June 30, 2013 and 2012:

	June 30, 2013	June 30, 2012
Customer lists	$415,302	$238,868
Intellectual property licenses	16,425	16,425
Total	431,727	255,293
Less accumulated amortization	(308,245)	(189,783)
Net, Intangible assets	$123,482	$65,510